Organization and Description of Business (Details) - $ / shares							1 Months Ended	12 Months Ended
	Jan. 07, 2020	Jan. 03, 2020	May 01, 2018	Oct. 27, 2016	Oct. 29, 2015	May 26, 2015	Oct. 29, 2020	Jun. 30, 2020	Mar. 31, 2021	Nov. 19, 2020	Nov. 16, 2020	Dec. 03, 2019	Jun. 30, 2019
Organization and Description of Business (Details) [Line Items]
Number of new share issued (in Shares)							520,000
Common stock, par value (in Dollars per share)								$ 0.001	$ 0.001				$ 0.001
Common stock, issued (in Shares)								20,943,846	21,474,138				20,943,846
Common stock, outstanding (in Shares)								20,943,846	21,474,138				20,943,846
Reverse stock split, description			On May 1, 2018, the Company implemented a 1 for 3 reverse stock split decreasing the shares outstanding from 57,511,711 to 19,170,846.
Date of incorporation								Sep. 26, 2014
Shuhai Skill (HK) [Member]
Organization and Description of Business (Details) [Line Items]
Business combination consideration transferred, description					the Company entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders (the “Shareholders”) of Shuhai Information Skill (HK) Limited (“Shuhai Skill (HK)”), a limited liability company incorporated on May 15, 2015 under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”). Pursuant to the terms of the Exchange Agreement, the Shareholders, who together own 100% of the ownership rights in Shuhai Skill (HK), transferred all of the issued and outstanding ordinary shares of Shuhai Skill (HK) to the Company in exchange for the issuance of an aggregate of 6,666,667 shares of Common Stock, thereby causing Shuhai Skill (HK) and its wholly owned subsidiaries, Tianjin Information Sea Information Technology Co., Ltd. (“Tianjin Information”), a limited liability company incorporated under the laws of the PRC, and Harbin Information Sea Information Technology Co., Ltd., a limited liability company incorporated under the laws of the PRC, to become wholly-owned subsidiaries of the Company; and Shuhai Information Technology Co., Ltd., also a limited liability company incorporated under the laws of the PRC (“Shuhai Beijing”), to become a variable interest entity (“VIE”) of the Company through a series of contractual agreements between Shuhai Beijing and Tianjin Information. The transaction was accounted for as a reverse merger, with Shuhai Skill (HK) and its subsidiaries being the accounting survivor. Accordingly, the historical financial statements presented are those of Shuhai Skill (HK) and its consolidated subsidiaries and VIE.
Common stock, issued (in Shares)					18,333,333
Common stock, outstanding (in Shares)					15,000,000
Ownership rights acquired					100.00%
Shuhai Skill (HK) [Member] | Shuhai Beijing [Member]
Organization and Description of Business (Details) [Line Items]
Business combination consideration transferred, description					the Company entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders (the “Shareholders”) of Shuhai Information Skill (HK) Limited (“Shuhai Skill (HK)”), a limited liability company (“LLC”) incorporated on May 15, 2015 under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”). Pursuant to the terms of the Exchange Agreement, the Shareholders, who own 100% of Shuhai Skill (HK), transferred all of the issued and outstanding ordinary shares of Shuhai Skill (HK) to the Company for 6,666,667 shares of Common Stock, causing Shuhai Skill (HK) and its wholly owned subsidiaries, Tianjin Information Sea Information Technology Co., Ltd. (“Tianjin Information”), an LLC incorporated under the laws of the PRC, and Harbin Information Sea Information Technology Co., Ltd., an LLC incorporated under the laws of the PRC, to become wholly-owned subsidiaries of the Company; and Shuhai Information Technology Co., Ltd., also an LLC incorporated under the laws of the PRC (“Shuhai Beijing”), to become a variable interest entity (“VIE”) of the Company through a series of contractual agreements between Shuhai Beijing and Tianjin Information. The transaction was accounted for as a reverse merger, with Shuhai Skill (HK) and its subsidiaries being the accounting survivor. Accordingly, the historical financial statements presented are those of Shuhai Skill (HK) and its consolidated subsidiaries and VIE.
Ms. Liu [Member]
Organization and Description of Business (Details) [Line Items]
Number of new share issued (in Shares)				1,666,667
Zhixin Liu [Member]
Organization and Description of Business (Details) [Line Items]
Number of new share issued (in Shares)				1,666,667		6,666,667
Common stock, par value (in Dollars per share)						$ 0.001
Ownership Percentage					82.00%
Zhixin Liu [Member] | Business Acquisition [Member]
Organization and Description of Business (Details) [Line Items]
Ownership rights acquired						82.00%
Shuhai Beijing [Member]
Organization and Description of Business (Details) [Line Items]
Ownership Percentage												99.00%
Equity transfer agreements, description	Pursuant to this equity transfer agreement, the Director, the President and the unrelated individual each agreed to transfer his 51%, 16%, 33% ownership interests, in Guozhong Haoze (Beijing) Technology Ltd. (“Guozhong Haoze”) to Shuhai Beijing for no consideration. Guozhong Haoze was formed to develop and market the smart security system products.	Pursuant to the Transfer Agreements, the Director and the President, each agreed, for no consideration, to (i) transfer their 51% and 49% ownership interest, respectively, in Guozhong Times (Beijing) Technology Ltd. (“Guozhong Times”) to Shuhai Beijing; and (ii) transfer their 51% and 49% ownership interest, respectively, in Guohao Century to Shuhai Beijing. Guozhong Times and Guohao Century were established for developing technology for electronic products, intelligence equipment and accessories, and providing software and information system consulting, installation and maintenance services. Guozhong Times commenced operations in January 2020, whereas Guohao Century has not yet commenced operation as of this prospectus date.
Shuhai Beijing [Member] | Business Acquisition [Member]
Organization and Description of Business (Details) [Line Items]
Equity transfer agreements, description	Pursuant to this equity transfer agreement, the Director, the President and the unrelated each agreed to transfer their 51%, 16%, 33% ownership interests, respectively, in Guozhong Haoze (Beijing) Technology Ltd. (“Guozhong Haoze”) to Shuhai Beijing for no consideration. Guozhong Haoze was formed to further develop and market the smart security system products.
Ownership rights acquired												99.00%
Shuhai Beijing [Member] | Beijing [Member]
Organization and Description of Business (Details) [Line Items]
Equity transfer agreements, description		Pursuant to the Transfer Agreements, the Director and the President, each agreed, for no consideration, to (i) transfer his 51% and 49% respective ownership interests, in Guozhong Times (Beijing) Technology Ltd. (“Guozhong Times”) to Shuhai Beijing; and (ii) transfer his 51% and 49% respective ownership interests, in Guohao Century (Beijing) Technology Ltd. (“Guohao Century”) to Shuhai Beijing. Guozhong Times and Guohao Century were established to develop technology for electronic products, intelligence equipment and accessories, and provide software and information system consulting, installation and maintenance services.
Nanjing Fanhan Zhineng Technology Institute [Member]
Organization and Description of Business (Details) [Line Items]
Remaining ownership interest												1.00%
Hangzhou Zhangqi Business Management Limited [Member]
Organization and Description of Business (Details) [Line Items]
Ownership Percentage											99.00%
Zhangxun [Member]
Organization and Description of Business (Details) [Line Items]
Ownership Percentage										51.00%
Zhangqi [Member]
Organization and Description of Business (Details) [Line Items]
Ownership Percentage									19.00%
Zhangxun [Member]
Organization and Description of Business (Details) [Line Items]
Ownership Percentage									69.81%